Operating revenue (Tables)	12 Months Ended
Dec. 31, 2020
Operating revenue
Schedule of reconciliation between gross and net revenue

	12/31/2020	12/31/2019	12/31/2018
Recurring / non-recurring revenue	978,421	878,959	763,201
PIS	(6,227)	(5,483)	(4,642)
COFINS	(28,729)	(25,300)	(21,425)
ISS	(23,415)	(20,582)	(17,619)
INSS (Social security)	(36,126)	(32,967)	(29,393)
Other	(7,547)	(6,468)	(4,563)
Total (*)	876,377	788,159	685,559

(*)  The amounts presented include R$ 47,811 (R$ 18,902 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda.

Schedule of geographical information

	Geographical information
	12/31/2020	12/31/2019	12/31/2018
Operating revenue
In Brazil	833,535	747,344	646,837
Abroad	42,842	40,815	38,722
	876,377	788,159	685,559

	Geographical information
	12/31/2020	12/31/2019
Assets
In Brazil	2,637,939	2,527,352
Abroad	40,394	36,591
	2,678,333	2,563,943
Liabilities
In Brazil	1,036,342	755,440
Abroad	21,927	18,659
	1,058,269	774,099